Earnings per share of QTS Realty Trust, Inc. (Summary of Basic and Diluted Earnings per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		3 Months Ended						12 Months Ended
	Oct. 14, 2013		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2014
Earnings per share [Line Items]
Net income available to common stockholders	$ 0		$ 4,627	$ 3,157	$ 3,090	$ 4,198	$ 3,154		$ 15,072
Weighted average shares outstanding - basic							28,972,774		29,054,576
Net income per share - basic	$ 0	[1]	$ 0.16	$ 0.11	$ 0.11	$ 0.14	$ 0.11	[1]	$ 0.52
Net income	$ 445		$ 5,848	$ 4,006	$ 3,921	$ 5,328	$ 4,002		$ 19,103
Weighted average shares outstanding - diluted							36,794,215	[2]	37,133,584 [2]
Net income per share - diluted	$ 0	[1]	$ 0.16	$ 0.11	$ 0.11	$ 0.14	$ 0.11	[1]	$ 0.51

[1]	Net income per share attributable to QTS for the period October 15, 2013 through December 31, 2013.
[2]	Includes 7,770 Class A and Class RS units, 195 “in the money” value of Class O units on an “as if” converted basis and 114 “in the money” value options to purchase shares of Class A common stock on an “as if” converted basis as of the year ended December 31, 2014. As of the year ended December 31, 2013, this amount includes 7,797 Class A and Class RS units and 24 “in the money” value of Class O units on as “as if” converted basis.